Equity-Based Compensation - Summary of Equity-Based Compensation Expense (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Equity-Based Compensation
Restricted stock units	$ 2,660	$ 4,219	$ 4,099
Service Based Restricted Stock Units [Member]
Equity-Based Compensation
Restricted stock units	1,771	2,879	2,939
Performance Based Restricted Stock Units [Member]
Equity-Based Compensation
Restricted stock units	479	674	242
Market Based Restricted Stock Units [Member]
Equity-Based Compensation
Restricted stock units	410	666	918
RSUs [Member]
Equity-Based Compensation
Restricted stock units	2,660	4,219	4,099
Income tax benefit	$ 1,000	$ 1,600	$ 1,600